SCHEDULE OF FINANCING EXPENSES (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	Jul. 28, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Change in fair value of warrants liability and warrants expired (Note 12)				$ (299,000)		$ 927,000	$ 500,000
Change in fair value of convertible bridge loans following the Maturity Date (Note 11)						8,973,000	2,322,000
Change in fair value of liability related to conversion feature of convertible bridge loans		$ 530,000		(3,777,000)		(568,000)
Loss from extinguishment of loans from shareholders (Note 10)							1,423,000
Direct and incremental issuance costs allocated to First Warrant (Note 11A)							22,000
Amortization of discounts and accrued interest on straight loans		1,637,000		2,290,000		1,170,000	959,000
Amortization of discounts and accrued interest on convertible bridge loans		4,432,000	10,896,000	18,080,000	8,393,000	1,655,000		$ 1,655,000
Modification of terms relating to convertible bridge loans transactions			(7,334,000)		(3,495,000)	(3,375,000)
Issuance of ordinary shares and stock warrants upon modification of terms relating to convertible bridge loans transactions			415,000		415,000	170,000
Issuance of shares as call options to acquire potential acquire			1,000,000		3,000,000	3,000,000
Change in liability to minimum royalties (Note 14C1)	$ 5,000			53,000	29,000	53,000	50,000
Issuance of shares as a settlement in excess of the carrying amount of financial liabilities			734,000		1,234,000	487,000
Interest and related royalties under receivables financing facility		495,000	633,000	546,000	633,000	1,006,000
Amortization of prepaid expenses related to commitment shares in connection with receivables financing facility and equity line		293,000		293,000	61,000	144,000
Modification of terms relating to straight loan transaction				88,000
Exchange differences relating to loans from shareholders			(43,000)		40,000
Change in fair value of derivative warrants liability and fair value of warrants expired		(5,000)		(299,000)
Settlement in cash of prepayment obligation related to convertible bridge loan		182,000		182,000
Exchange rate differences and other finance expenses		(689,000)	754,000	250,000	1,094,000	670,000	57,000
Financing (income) expenses, net		$ 6,875,000	$ 7,055,000	$ 17,360,000	$ 11,375,000	$ 14,312,000	$ 5,333,000